Consolidated Statements Of Cash Flows (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Statement of cash flows [abstract]
Interest expense on lease liabilities	$ 41	$ 45